LIQUIDITY AND CAPITAL RESOURCES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
LIQUIDITY AND CAPITAL RESOURCES
Liabilities in excess of assets	$ 2,724
Equity	6,428	$ 7,867	$ 21,266	$ 20,400
Net cash used in operating activities, continuing operations	(290)	(5,646)	$ (3,165)
Unrestricted cash and cash equivalents	$ 4,834	3,308
Due from Third Parties Acquisitions, Current		$ 6,058